COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Operating Leases, Rent Expense	$ 722	$ 406	$ 1,368	$ 761